Average Annual Total Returns - Invesco International Dividend Achievers ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Blended - NASDAQ International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1Year		Blended - NASDAQ International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5Years		Blended - NASDAQ International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10Years		MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1Year	MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5Years	MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10Years
Total	Sep. 15, 2005	(6.55%)	6.40%	3.55%	(7.12%)	5.53%	2.81%	(3.22%)	4.99%	2.82%	(6.47%)	[1]	6.64%	[1]	3.94%	[1]	7.82%	7.45%	5.51%

[1]	The “Blended-NASDAQ International Dividend Achievers Index” is composed of gross total returns (which reflect invested dividends that are not net of withholding taxes) prior to March 9, 2015 and net returns (which reflect invested dividends that are net of withholding taxes) thereafter.